Derivative Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments [Abstract]
Derivative Instruments

NOTE 20 – DERIVATIVE INSTRUMENTS

Interest-rate swaps:

CFBank utilizes interest-rate swaps as part of its asset liability management strategy to help manage its interest rate risk position and does not use derivatives for trading purposes.  The notional amount of the interest-rate swaps does not represent amounts exchanged by the parties.  The amount exchanged is determined by reference to the notional amount and the other terms of the individual interest-rate swap agreements.  CFBank was party to interest-rate swaps with a combined notional amount of $2,280 at December 31, 2016 and $2,877 at December 31, 2015.

The objective of the interest-rate swaps is to protect the related fixed-rate commercial real estate loans from changes in fair value due to changes in interest rates.  CFBank has a program whereby it lends to its borrowers at a fixed-rate with the loan agreement containing a two-way yield maintenance provision, which will be invoked in the event of prepayment of the loan, and is expected to exactly offset the fair value of unwinding the swap.  The yield maintenance provision represents an embedded derivative which is bifurcated from the host loan contract and, as such, the swaps and embedded derivatives are not designated as hedges.  Accordingly, both instruments are carried at fair value and changes in fair value are reported in current period earnings.    CFBank currently does not have any derivatives designated as hedges.

Contingent Features:    The counterparty to CFBank’s interest-rate swaps is exposed to credit risk whenever the interest-rate swaps are in a liability position.  At December 31, 2016, CFBank had $695 in securities and cash pledged as collateral for these derivatives. Should the liability increase beyond the collateral value, CFBank will be required to pledge additional collateral.

Additionally, CFBank’s interest-rate swap instruments contain provisions that require CFBank to remain well capitalized under regulatory capital standards. The interest-rate swaps may be called by the counterparty if CFBank fails to maintain well-capitalized status under regulatory capital standards.  As of December 31, 2016, CFBank was well-capitalized under regulatory capital standards.

Summary information about the derivative instruments is as follows:

	2016	2015
Notional amount	$2,280	$2,877
Weighted average pay rate on interest-rate swaps	3.74%	3.67%
Weighted average receive rate on interest-rate swaps	0.75%	0.39%
Weighted average maturity (years)	3.1	4.0
Fair value of interest-rate swaps	$(122)	$(213)
Fair value of yield maintenance provisions	$122	$213

The fair value of the yield maintenance provisions and interest-rate swaps is recorded in other assets and other liabilities, respectively, in the consolidated balance sheet.  Changes in the fair value of the yield maintenance provisions and interest-rate swaps are reported currently in earnings, as other noninterest income in the consolidated statements of income.  There were no net gains or losses recognized in earnings related to yield maintenance provisions and interest-rate swaps in 2016 or 2015.

Mortgage banking derivatives:

Commitments to fund certain mortgage loans (interest rate locks) to be sold into the secondary market are considered derivatives. These mortgage banking derivatives are not designated in hedge relationships.  The Company had approximately $2,164 and $1,560 of interest rate lock commitments related to residential mortgage loans at December 31, 2016 and 2015, respectively.  The fair value of these mortgage banking derivatives was reflected by a derivative asset of $8 and $8 at December 31, 2016 and 2015, respectively, which was included in other assets in the consolidated balance sheet. Fair values were estimated based on anticipated gains on the sale of the underlying loans. Changes in the fair values of these mortgage banking derivatives are included in net gains on sales of loans. Net gains (losses) recognized in earnings related to these mortgage banking derivatives totaled $7 and ($28) in 2016 and 2015, respectively.